Additional Information-Financial Statement Schedule 1 (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 13,291,063	$ 40,097,545	$ 86,011,952	$ 18,757,853
Advances to suppliers and prepaid expenses	6,297,463	2,138,815
Total current assets	74,223,254	103,750,324
TOTAL ASSETS	128,389,962	155,505,184
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,873	40,519
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	408,727,673	405,192,227
Ordinary shares, outstanding	403,790,426	405,192,227
Additional paid-in capital	165,934,265	163,806,117
Treasury stock	(572,168)
Accumulated other comprehensive income	6,292,753	6,201,555
Total Mecox Lane Limited equity	89,816,439	110,601,057
TOTAL LIABILITIES,AND EQUITY	128,389,962	155,505,184
MECOX LANE LIMITED
Current assets:
Cash and cash equivalents	1,493,563	2,096,837	71,002,275	189,939
Advances to suppliers and prepaid expenses	5,000,000
Total current assets	6,493,563	2,096,837
Investments in subsidiaries and affiliates	84,080,181	109,067,623
TOTAL ASSETS	90,573,744	111,164,460
Current liabilities:
Accrued expenses and other current liabilities	757,305	563,403
Equity
Ordinary shares ($0.0001 par value; 10,000,000,000 shares authorized, 405,192,227 and 408,727,673 shares issued, and 405,192,227 and 403,790,426 shares outstanding as of December 31, 2011 and 2012, respectively)	40,873	40,519
Ordinary shares, par value	$ 0.0001
Ordinary shares, authorized	10,000,000,000	10,000,000,000
Ordinary shares, issued	408,727,673	405,192,227
Ordinary shares, outstanding	403,790,426	405,192,227
Additional paid-in capital	165,934,265	163,806,117
Treasury stock	(572,168)
Accumulated deficit	(81,879,287)	(59,447,134)
Accumulated other comprehensive income	6,292,756	6,201,555
Total Mecox Lane Limited equity	89,816,439	110,601,057
TOTAL LIABILITIES,AND EQUITY	$ 90,573,744	$ 111,164,460